UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Quality Preferred Income Fund (JTP)
October 31, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value
	Long-Term Investments - 139.4% (99.3% of Total Investments)
	$25 Par (or similar) Retail Structures - 52.2% (37.2% of Total Investments)
	Capital Markets - 3.9%
128,047	Ameriprise Financial, Inc.	7.750%		A	$3,326,661
515,646	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	12,922,089
86,100	Deutsche Bank Contingent Capital Trust III	7.600%		BBB-	2,285,955
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	839,864
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		A-	105,300
43,900	Morgan Stanley Capital Trust IV	6.250%		BB+	1,064,136
72,700	State Street Corporation	5.250%		BBB+	1,587,041
	Total Capital Markets				22,131,046
	Commercial Banks - 7.3%
28,500	AgriBank FCB, WI/DD	6.875%		A-	2,863,110
46,447	Banco Santander Finance	10.500%		BB	1,247,102
2,100	Barclays Bank PLC	6.625%		BBB-	51,660
62,000	City National Corporation, Series C	5.500%		Baa2	1,258,600
144,700	First Niagara Finance Group	8.625%		BB+	4,158,678
100,000	FirstMerit Corporation	5.875%		BBB-	2,142,000
18,400	HSBC Holdings PLC	8.000%		BBB+	503,240
11,863	HSBC Holdings PLC	6.200%		BBB+	292,067
150,000	HSBC USA Inc.	2.858%		BBB+	6,909,000
742,900	PNC Financial Services	6.125%		BBB	18,854,802
25,950	Royal Bank of Scotland Group PLC	5.750%		BB	519,000
91,051	Wells Fargo & Company	5.850%		BBB+	2,214,360
	Total Commercial Banks				41,013,619
	Diversified Financial Services - 5.9%
18,000	Bank of America Corporation	6.375%		BB+	430,020
80,549	Citigroup Capital Trust XI	6.000%		BB	2,005,670
150,514	Citigroup Capital XIII	7.875%		BB+	4,139,135
185,000	Citigroup Inc., (3), (4)	6.875%		BB	4,578,750
35,000	General Electric Capital Corporation	4.875%		AA+	731,500
50,000	General Electric Capital Corporation	4.875%		AA+	1,045,500
9,000	General Electric Capital Corporation	4.700%		AA+	181,440
36,800	ING Groep N.V.	7.375%		BBB-	928,832
625,776	ING Groep N.V.	7.200%		BBB-	15,744,524
47,500	JP Morgan Chase Capital Trust XXIX	6.700%		A	1,220,750
81,008	Merrill Lynch Preferred Capital Trust V	7.280%		BB+	2,048,692
	Total Diversified Financial Services				33,054,813
	Diversified Telecommunication Services - 2.2%
197,914	Qwest Corporation	7.500%		BBB-	4,991,391
47,803	Qwest Corporation	7.375%		BBB-	1,197,465
101,300	Qwest Corporation	7.000%		BBB-	2,503,123
67,900	Qwest Corporation	7.000%		BBB-	1,670,340
103,600	Qwest Corporation	6.125%		BBB-	2,185,960
	Total Diversified Telecommunication Services				12,548,279
	Electric Utilities - 4.3%
178,000	Alabama Power Company, (4)	6.450%		A-	4,550,125
91,819	Duke Energy Capital Trust II	5.125%		Baa2	1,956,663
2,400	Entergy Arkansas Inc.	5.750%		A-	57,744
22,668	Entergy Arkansas Inc.	4.750%		A-	440,439
15,000	Entergy Louisiana LLC	5.250%		A-	316,950
177,055	Entergy Texas Inc.	7.875%		A-	4,693,728
92,100	Integrys Energy Group Inc.	6.000%		BBB	2,229,741
64,800	Interstate Power and Light Company	5.100%		BBB	1,402,272
250,999	NextEra Energy Inc.	5.125%		BBB	4,904,520
185,974	NextEra Energy Inc.	5.000%		BBB	3,539,085
5,102	PPL Capital Funding, Inc.	5.900%		BB+	109,795
	Total Electric Utilities				24,201,062
	Food Products - 0.5%
28,100	Dairy Farmers of America Inc., 144A, (4)	7.875%		BBB-	3,047,094
	Insurance - 11.3%
795,723	Aegon N.V.	6.375%		Baa1	19,344,026
186,700	Aflac Inc.	5.500%		Baa1	4,277,297
147,000	Allstate Corporation	5.100%		Baa1	3,551,520
63,200	Arch Capital Group Limited	6.750%		BBB	1,531,336
11,265	Aspen Insurance Holdings Limited	7.250%		BBB-	281,738
156,900	Aspen Insurance Holdings Limited	5.950%		BBB-	3,759,324
226,594	Axis Capital Holdings Limited	6.875%		BBB	5,540,223
167,100	Axis Capital Holdings Limited	5.500%		BBB	3,342,000
231,787	Delphi Financial Group, Inc., (4)	7.376%		BBB-	5,794,675
125,430	Hartford Financial Services Group Inc.	7.875%		BB+	3,619,910
46,984	PartnerRe Limited	5.875%		BBB+	1,011,566
166,360	Prudential PLC	6.750%		A-	4,170,645
104,100	Reinsurance Group of America Inc.	6.200%		BBB	2,593,131
88,198	Torchmark Corporation	5.875%		BBB+	1,952,704
126,900	W.R. Berkley Corporation	5.625%		BBB-	2,639,520
	Total Insurance				63,409,615
	Machinery - 0.9%
230,303	Stanley, Black, and Decker Inc.	5.750%		BBB+	5,158,787
	Media - 0.7%
163,689	Comcast Corporation	5.000%		A-	3,684,639
	Multi-Utilities - 1.7%
223,497	Dominion Resources Inc.	8.375%		BBB	5,831,037
150,800	DTE Energy Company	6.500%		Baa2	3,661,424
9,746	Scana Corporation	7.700%		BBB-	257,782
	Total Multi-Utilities				9,750,243
	Real Estate Investment Trust - 11.7%
150,000	DDR Corporation	6.250%		Ba1	3,145,500
33,292	Digital Realty Trust Inc.	5.875%		Baa3	639,872
69,874	Duke Realty Corporation, Series L	6.600%		Baa3	1,672,085
20,000	Health Care REIT, Inc.	6.500%		Baa3	460,000
145,700	Hospitality Properties Trust	7.125%		Baa3	3,590,048
4,634	Kimco Realty Corporation	6.900%		Baa2	114,552
102,200	Kimco Realty Corporation	5.625%		Baa2	2,124,738
3,883	Kimco Realty Corporation	5.500%		Baa2	79,990
55,924	National Retail Properties Inc.	6.625%		Baa2	1,277,304
12,235	PS Business Parks, Inc.	6.875%		Baa2	300,247
112,407	PS Business Parks, Inc.	6.450%		Baa2	2,555,011
201,493	PS Business Parks, Inc.	6.000%		Baa2	4,185,010
7,720	PS Business Parks, Inc.	5.700%		Baa2	153,319
7,845	Public Storage, Inc.	6.500%		A	193,693
22,656	Public Storage, Inc.	6.350%		A	553,486
220,328	Public Storage, Inc.	5.900%		A	4,922,128
104,063	Public Storage, Inc.	5.750%		A	2,274,817
9,000	Public Storage, Inc.	5.625%		A	194,400
235,318	Public Storage, Inc.	5.200%		A	4,795,781
268,800	Realty Income Corporation	6.625%		Baa2	6,577,536
128,400	Regency Centers Corporation	6.625%		Baa3	2,926,236
132,139	Senior Housing Properties Trust	5.625%		BBB-	2,626,923
74,186	Ventas Realty LP	5.450%		Baa1	1,676,604
452,734	Vornado Realty LP	7.875%		BBB	11,974,814
109,700	Vornado Realty Trust	5.700%		BBB-	2,298,215
111,912	Wachovia Preferred Funding Corporation, (5)	7.250%		BBB+	2,914,188
71,299	Weingarten Realty Trust	6.500%		Baa3	1,726,149
	Total Real Estate Investment Trust				65,952,646
	U.S. Agency - 1.6%
48,600	Cobank Agricultural Credit Bank, (4)	11.000%		A-	2,589,471
65,000	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	6,497,972
	Total U.S. Agency				9,087,443
	Wireless Telecommunication Services - 0.2%
18,500	Telephone and Data Systems Inc.	7.000%		Baa2	460,097
28,000	Telephone and Data Systems Inc.	6.875%		Baa2	686,280
	Total Wireless Telecommunication Services				1,146,377
	Total $25 Par (or similar) Retail Structures (cost $303,424,341)				294,185,663

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds - 4.2% (3.0% of Total Investments)
	Commercial Banks - 0.4%
$ 2,000	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/60	BB+	$2,125,000
	Diversified Financial Services - 0.2%
1,100	ING US Inc.	5.650%	5/15/53	Ba1	1,046,797
	Insurance - 3.6%
19,475	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	20,497,438
$ 22,575	Total Convertible Bonds (cost $22,080,519)				23,669,235

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 7.7% (5.5% of Total Investments)
	Capital Markets - 0.2%
$ 500	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	$546,775
300	Macquarie Bank Limited	10.250%	6/20/57	BB+	336,000
800	Total Capital Markets				882,775
	Commercial Banks - 1.5%
1,515	Groupe BCPE	2.220%	12/30/49	BBB-	1,168,444
6,800	LBG Capital I PLC, 144A	7.875%	11/01/20	BBB-	7,293,000
8,315	Total Commercial Banks				8,461,444
	Diversified Financial Services - 1.1%
6,000	Credit Suisse Group AG	6.500%	8/08/23	BBB+	6,404,400
	Electric Utilities - 0.6%
3,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	3,485,000
	Industrial Conglomerates - 0.5%
2,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	2,640,625
	Insurance - 3.0%
1,900	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	2,194,500
5,000	AIG Life Holdings Inc., 144A	8.125%	3/15/46	BBB	6,062,500
900	AXA	5.500%	12/31/49	A3	879,750
1,100	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,164,974
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	1,908,250
2,500	Prudential PLC	11.750%	12/23/49	A-	2,768,750
1,870	Prudential PLC	5.250%	3/23/63	A-	1,790,525
14,970	Total Insurance				16,769,249
	Multi-Utilities - 0.5%
2,000	Dominion Resources Inc.	2.549%	9/30/66	BBB	1,862,855
1,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	1,025,000
3,000	Total Multi-Utilities				2,887,855
	Oil, Gas & Consumable Fuels - 0.3%
1,900	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	1,776,500
$ 40,885	Total Corporate Bonds (cost $41,697,375)				43,307,848

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures - 74.1% (52.8% of Total Investments) (4)
	Capital Markets - 8.6%
5,600	Charles Schwab Corporation	7.000%	N/A (6)	BBB+	$6,160,000
7,600	Credit Suisse thru Claudius Limited	8.250%	N/A (6)	BBB-	7,672,200
8,000	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (6)	BBB-	7,200,000
1,900	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	1,923,750
1,800	Goldman Sachs Capital II	4.000%	N/A (6)	BB+	1,327,500
18,500	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	18,516,095
800	Macquarie PMI LLC	8.375%	N/A (6)	BB+	844,000
6,300	State Street Capital Trust IV, (5)	1.252%	6/01/77	A3	4,949,406
	Total Capital Markets				48,592,951
	Commercial Banks - 20.5%
550	Barclays Bank PLC, 144A	7.434%	N/A (6)	BBB-	606,375
2,920	Barclays Bank PLC, 144A	6.860%	N/A (6)	BBB-	3,011,250
2,800	Barclays Bank PLC	6.278%	N/A (6)	BBB-	2,663,881
400	First Empire Capital Trust I	8.234%	2/01/27	BBB	406,459
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,395,000
2,200	HBOS Capital Funding LP, 144A	6.071%	N/A (6)	BB	2,189,000
5,900	HBOS Capital Funding LP, Notes	6.850%	N/A (6)	BB	5,870,500
11,650	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	BBB+	16,659,500
4,200	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	4,333,896
2,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	2,175,958
2,300	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (6)	BB	2,173,500
2,900	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (6)	BB	2,755,000
1,800	M and T Bank Corporation, (7)	5.000%	N/A (6)	BBB	1,665,000
14,000	M and T Bank Corporation, 144A	6.875%	N/A (6)	BBB	14,201,096
3,500	National Australia Bank	8.000%	N/A (6)	BBB+	3,938,725
5,000	Nordea Bank AB	8.375%	N/A (6)	BBB+	5,400,000
7,100	PNC Financial Services Inc.	6.750%	N/A (6)	BBB	7,490,500
7,893	Rabobank Nederland, 144A	11.000%	N/A (6)	A-	10,379,295
4,300	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	4,472,000
450	Societe Generale, 144A	0.993%	N/A (6)	BBB-	382,500
10,400	Societe Generale	8.750%	N/A (6)	BBB-	11,030,240
1,200	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	1,249,500
5,050	Standard Chartered PLC, 144A	7.014%	N/A (6)	BBB+	5,327,750
3,270	Wells Fargo & Company, (7)	7.500%	N/A (6)	BBB+	3,724,530
	Total Commercial Banks				115,501,455
	Consumer Finance - 0.2%
1,100	American Express Company	6.800%	9/01/66	Baa2	1,174,250
	Diversified Financial Services - 9.8%
200	Bank One Capital III	8.750%	9/01/30	BBB	260,351
2,600	Citigroup Capital III	7.625%	12/01/36	BB+	2,886,000
4,000	Citigroup Inc.	8.400%	N/A (6)	BB	4,440,000
2,750	Citigroup Inc.	5.950%	N/A (6)	BB	2,622,813
24,400	General Electric Capital Corporation	7.125%	N/A (6)	AA-	27,206,000
3,200	JP Morgan Chase & Company	6.000%	N/A (6)	BBB	3,096,000
12,800	JP Morgan Chase & Company	5.150%	N/A (6)	BBB	11,584,000
4,300	JP Morgan Chase Capital XXIII	1.260%	5/15/47	BBB	3,126,100
	Total Diversified Financial Services				55,221,264
	Electric Utilities - 1.3%
5,900	Electricite de France, 144A	5.250%	N/A (6)	A3	5,799,700
1,500	PPL Capital Funding Inc.	6.700%	3/30/67	BB+	1,515,000
	Total Electric Utilities				7,314,700
	Insurance - 26.1%
698	Ace Capital Trust II	9.700%	4/01/30	A-	1,001,630
2,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	3,354,000
3,600	American International Group, Inc.	8.175%	5/15/58	BBB	4,437,000
4,880	AXA SA, 144A	6.380%	N/A (6)	Baa1	4,800,700
4,000	AXA SA	8.600%	12/15/30	A3	4,868,960
8,395	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	8,709,813
3,250	Dai-Ichi Mutual Life, 144A	7.250%	N/A (6)	A3	3,705,000
7,125	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	6,804,375
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,747,500
3,800	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	3,990,000
3,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	3,270,000
6,700	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	6,968,000
5,100	Lincoln National Corporation	7.000%	5/17/66	BBB	5,265,750
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,481,250
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	7,260,750
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	775,500
12,650	National Financial Services Inc.	6.750%	5/15/37	Baa2	12,460,250
2,225	Oil Insurance Limited, 144A	3.230%	N/A (6)	Baa1	2,025,564
1,125	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,141,875
16,900	Prudential Financial Inc.	5.625%	6/15/43	BBB+	16,836,625
7,100	Prudential PLC	6.500%	N/A (6)	A-	7,117,040
2,000	QBE Capital Funding Trust II, 144A	6.797%	N/A (6)	BBB	2,020,000
4,100	Reinsurance Group of America Inc.	6.750%	12/15/65	BBB-	4,028,250
10,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	10,044,720
2,500	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	BBB+	2,656,250
4,000	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	4,260,000
4,200	XLIT Limited	3.687%	N/A (6)	Ba1	3,495,188
6,970	ZFS Finance USA Trust V, 144A	6.500%	5/09/67	A	7,396,913
	Total Insurance				146,922,903
	Multi-Utilities - 0.5%
2,300	Dominion Resources Inc.	7.500%	6/30/66	BBB	2,458,125
	Road & Rail - 2.1%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	11,976,375
	Specialty Retail - 0.5%
2,800	Swiss Re Capital I	6.854%	N/A (6)	A	2,982,000
	Thrifts & Mortgage Finance - 0.4%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	N/A (6)	BBB-	1,973,820
	U.S. Agency - 0.8%
3,400	Farm Credit Bank of Texas	10.000%	N/A (6)	Baa1	4,138,438
	Wireless Telecommunication Services - 3.3%
15,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	18,714,607
	Total $1,000 Par (or similar) Institutional Structures (cost $386,264,836)				416,970,888

Shares	Description (1), (8)				Value
	Investment Companies - 1.2% (0.8% of Total Investments)
252,950	Blackrock Credit Allocation Income Trust IV				$3,280,761
198,566	John Hancock Preferred Income Fund III				3,318,038
	Total Investment Companies (cost $9,446,348)				6,598,799
	Total Long-Term Investments (cost $762,913,419)				784,732,433

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 0.9% (0.7% of Total Investments)
$ 5,220	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $5,219,820, collateralized by $5,400,000 U.S. Treasury Notes, 1.125%, due 5/31/19, value $5,325,750	0.000%	11/01/13		$5,219,820
	Total Short-Term Investments (cost $5,219,820)				5,219,820
	Total Investments (cost $768,133,239) - 140.3%				789,952,253
	Borrowings - (41.6)% (9), (10)				(234,000,000)
	Other Assets Less Liabilities - 1.3% (11)				7,187,467
	Net Assets Applicable to Common Shares - 100%				$563,139,720

Investments in Derivatives as of October 31, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (11)
JPMorgan	$ 38,718,750	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$ (162,044)
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	1,233,703
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	2,641,347
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(1,522,778)
	$ 212,611,500							$ 2,190,228

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	$25 Par (or similar) Retail Structures	$267,127,576	$27,058,087	$—	$294,185,663
	Convertible Bonds	—	23,669,235	—	23,669,235
	Corporate Bonds	—	43,307,848	—	43,307,848
	$1,000 Par (or similar) Institutional Structures	5,389,530	411,581,358	—	416,970,888
	Investment Companies	6,598,799	—	—	6,598,799
	Short-Term Investments:
	Repurchase Agreements	—	5,219,820	—	5,219,820
	Derivatives:
	Swaps*	—	2,190,228	—	2,190,228
	Total	$279,115,905	$513,026,576	$—	$792,142,481
	* Represents net unrealized appreciation (depreciation).

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $768,849,176.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

	Gross unrealized:
	Appreciation				$44,333,827
	Depreciation				(23,230,750)

	Net unrealized appreciation (depreciation) of investments				$21,103,077

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures and $1,000 Par (or similar) Institutional Structures classified as Level 2.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Perpetual security. Maturity date is not applicable.
(7)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 1.
(8)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 29.6%.
(10)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $483,224,055 have been pledged as collateral for Borrowings.

(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not applicable.
WI/DD	Investment, or portion of investment, purchased on a when - issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.
REIT	Real Estate Investment Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  December 30, 2013